Document and Entity Information	May 19, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 19, 2022
Entity Registrant Name	ALEXANDERS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-06064
Entity Tax Identification Number	51-0100517
Entity Address, Address Line One	210 Route 4 East
Entity Address, City or Town	Paramus,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07652
City Area Code	201
Local Phone Number	587-8541
Title of 12(b) Security	Common Stock, $1 par value per share
Trading Symbol	ALX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000003499
Amendment Flag	false
Current Fiscal Year End Date	--12-31